Segment reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Profit (loss) from continuing operations	$ 196,902	$ 120,469	$ 149,086
Tax income (expense)	31,752	30,550	29,428
Gains (losses) on net monetary position	4,204	6,655	12,537
Finance income	(40,798)	(66,875)	(128,228)
Finance costs	27,855	49,701	116,834
Other gains (losses)	4,715	5,257	0
Impairment loss on financial assets	2,189	440	(3,136)
Depreciation and amortisation expense	26,260	17,177	12,225
Other non-recurring costs	124	1,571	1,663
Share-based payment non-cash charges	24,136	23,780	11,922
Offering expenses	739	0	0
Adjusted EBITDA	278,078	188,725	202,331
Revenue	$ 1,093,587	$ 745,974	$ 650,351
Adjusted EBITDA Margin	25.40%	25.30%	31.10%
Profit Margin	18.00%	16.10%	22.90%